Note 11 - Financial Instruments and Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Approximate Increase in Costs Under ARPA		$ 85
Customer Share as a Percent of Total Receivables	11.00%	71.00%	37.00%
Accounts Payable and Accrued Liabilities, Current (in Dollars)	3,686	6,583	2,908
Inventory Purchases and Engineering Services from Major Supplier		13,687	10,453
Supplier [Member]
Accounts Payable and Accrued Liabilities, Current (in Dollars)		$ 3,858	$ 971